Accumulated Other Comprehensive (Loss) Income, Changes in Accumulated Other Comprehensive (Loss) Income (FY) (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended				12 Months Ended
		Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017		Sep. 30, 2016		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Changes in Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning at beginning of period				$ 265,908		$ 390,233		$ 390,233
Other comprehensive (loss) income before reclassifications	[1]			79,800		(11,700)		(85,914)		$ (131,782)
Amounts reclassified from accumulated other comprehensive income	[1]			10,900		6,500		9,060		1,515
Total other comprehensive income (loss), net of tax		$ 30,100	$ (18,900)	90,700	[1]	(5,200)	[1]	(76,854)	[1]	(130,267)	[1]	$ (178,608)
Balance at end of period		1,271,800		1,271,800				265,908		390,233
Accumulated Other Comprehensive Income (Loss) [Member]
Changes in Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning at beginning of period				(342,364)	[1]	(265,510)	[1]	(265,510)	[1]	(135,243)	[1]	43,365
Balance at end of period	[1]	(251,700)	(270,800)	(251,700)		(270,800)		(342,364)		(265,510)		(135,243)
Cumulative Currency Translation Adjustment [Member]
Changes in Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning at beginning of period				(324,179)	[1]	(248,044)	[1]	(248,044)	[1]	(111,725)	[1]	49,030
Other comprehensive (loss) income before reclassifications	[1]			131,400		12,800		(76,135)		(136,319)
Amounts reclassified from accumulated other comprehensive income	[1]			0		0		0		0
Total other comprehensive income (loss), net of tax				131,400	[1]	12,800	[1]	(76,135)	[1]	(136,319)	[1]	(160,755)
Balance at end of period	[1]	(192,800)	(235,200)	(192,800)		(235,200)		(324,179)		(248,044)		(111,725)
Foreign Currency (Losses) and Gains [Member]
Changes in Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning at beginning of period				88,635	[1]	75,049	[1]	75,049	[1]	42,422	[1]	(3,386)
Other comprehensive (loss) income before reclassifications	[1]			(44,300)		(10,800)		13,586		32,627
Amounts reclassified from accumulated other comprehensive income	[1]			0		0		0		0
Total other comprehensive income (loss), net of tax				(44,300)	[1]	(10,800)	[1]	13,586	[1]	32,627	[1]	45,808
Balance at end of period	[1]	44,300	64,200	44,300		64,200		88,635		75,049		42,422
Unrealized (Losses) Gains on Cash Flow Hedges [Member]
Changes in Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning at beginning of period				(42,239)	[1]	(41,252)	[1]	(41,252)	[1]	(25,353)	[1]	3,188
Other comprehensive (loss) income before reclassifications	[1]			(3,100)		(18,500)		(8,186)		(16,684)
Amounts reclassified from accumulated other comprehensive income	[1]			8,600		5,000		7,199		785
Total other comprehensive income (loss), net of tax				5,500	[1]	(13,500)	[1]	(987)	[1]	(15,899)	[1]	(28,541)
Balance at end of period	[1]	(36,700)	(54,800)	(36,700)		(54,800)		(42,239)		(41,252)		(25,353)
Pension and Postretirement Benefit Plans [Member]
Changes in Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning at beginning of period				(64,581)	[1]	(51,263)	[1]	(51,263)	[1]	(40,587)	[1]	(5,467)
Other comprehensive (loss) income before reclassifications	[1]			(4,200)		4,800		(15,179)		(11,406)
Amounts reclassified from accumulated other comprehensive income	[1]			2,300		1,500		1,861		730
Total other comprehensive income (loss), net of tax				(1,900)	[1]	6,300	[1]	(13,318)	[1]	(10,676)	[1]	(35,120)
Balance at end of period	[1]	$ (66,500)	$ (45,000)	$ (66,500)		$ (45,000)		$ (64,581)		$ (51,263)		$ (40,587)

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.